ORDINARY SHARES AND ORDINARY SHARE WARRANTS - Schedule of Shares Reserved For Future Issuance (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total shares of ordinary share reserved	498,292,765	456,095,735
Redeemable convertible preferred shares
Class of Stock [Line Items]
Total shares of ordinary share reserved	60,000,000	0
Ordinary share warrants
Class of Stock [Line Items]
Total shares of ordinary share reserved	25,913,055	23,468,710
Share options
Class of Stock [Line Items]
Total shares of ordinary share reserved	63,114,411	76,557,428
Options to restricted shares
Class of Stock [Line Items]
Total shares of ordinary share reserved	241,359,368	242,615,284
RSUs
Class of Stock [Line Items]
Total shares of ordinary share reserved	42,084,399	5,753,975
Shares available for future grant of equity awards
Class of Stock [Line Items]
Total shares of ordinary share reserved	65,821,532	107,700,338